INCOME TAXES (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)
Loss before income tax expense
Non-PRC	¥ (19,608)	$ (3,077)		¥ (15,467)		¥ (12,095)
PRC	5,450	855		(57,650)		(32,643)
Profit (Loss) before income taxes	(14,158)	(2,222)		(73,117)		(44,738)
Income tax expense
Current	103	16		6		7,967
Deferred	0	0
Income tax expense	¥ 103	$ 16		¥ 6		¥ 7,967
Hong Kong Special Administration Region
Income taxes
Foreign statutory corporate income tax rate (as a percent)	16.50%	16.50%	16.50%
Amount of assessable profits under lowered tax rate			$ 2
Percentage of lowered income tax rate	8.25%	8.25%	8.25%
PRC
Income taxes
Statutory tax rate (as a percent)	25.00%	25.00%	25.00%
HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Tax Year 2016 to 2021 [Member] | HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Tax Year 2016 to 2020 [Member] | HNTE | PRC
Income taxes
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
ChinaCache North America, Inc. | Maximum | United States of America
Income taxes
Foreign statutory corporate income tax rate (as a percent)	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
ChinaCache North America, Inc. | Maximum | CALIFORNIA
Income taxes
State Income Tax (as a percent)	8.84%	8.84%	8.84%	8.84%	8.84%	8.84%
ChinaCache Networks Hong Kong Ltd. ("ChinaCache HK") | Hong Kong Special Administration Region
Income taxes
Foreign statutory corporate income tax rate (as a percent)	16.50%	16.50%	16.50%	8.25%	8.25%
Amount of assessable profits under lowered tax rate			$ 2		$ 2